Average Annual Total Returns - Morgan C Shares - JPMorgan Liquid Assets Money Market Fund	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Morgan Past 1 Year	Morgan Past 5 Years	Morgan Past 10 Years
Total	(0.79%)	0.64%	0.37%	0.34%	0.90%	0.46%